Debt and Lease Liabilities - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jan. 01, 2019 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 9,680,559	$ 9,292,351
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		689,483	728,500
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 5,533,552	4,745,292	$ 4,745,292	$ 10,115,256
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Obligated interest rate	7.30%
Capital lease monthly fees (Sky)	$ 3.0
Lease liabilities			$ 3,818,559
Lease term	15 years